SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENTED INFORMATION [Text Block]
16.	SEGMENTED INFORMATION

The Company operates in two business segments with operations and long-term assets in the United States. The two business segments include the design, production and distribution of various proprietary pressure relief valves, and active suspension control system for off road vehicles. At December 31, 2017, long-term assets of $1,044,771 (2016 - $247,547) relates to the active suspension control system segment and the remaining balance relates to pressure relief valves segment. During the years ended December 31, 2017, 2016 and 2015 there was no revenue related to the active suspension control system.